Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2015

Collection Period	31-May-15	30/360 Days	30	Collection Period Start	30-Apr-15
Distribution Date	15-Jun-15	Actual/360 Days	31	Collection Period End	31-May-15
				Prior Month Settlement Date	15-May-15
				Current Month Settlement Date	15-Jun-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,507,365,780.81	1,455,365,658.57	1,407,891,731.15	0.964519
Yield Supplement Overcollaterization		47,683,620.22	45,432,574.46	43,357,717.68
Total Adjusted Portfolio		1,459,682,160.59	1,409,933,084.11	1,364,534,013.47
Total Adjusted Securities		1,459,180,628.33	1,409,933,084.11	1,364,534,013.47	0.935137
Class A-1 Notes	0.35000%	335,000,000.00	285,752,455.78	240,353,385.14	0.717473
Class A-2 Notes	0.67000%	392,000,000.00	392,000,000.00	392,000,000.00	1.000000
Class A-3 Notes	1.05000%	546,000,000.00	546,000,000.00	546,000,000.00	1.000000
Class A-4 Notes	1.50000%	127,800,000.00	127,800,000.00	127,800,000.00	1.000000
Certificates	0.00000%	58,380,628.33	58,380,628.33	58,380,628.33	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	45,399,070.64	86,122.62	135.5196139	0.2570824
Class A-2 Notes	0.00	218,866.67	-	0.5583333
Class A-3 Notes	0.00	477,750.00	-	0.8750000
Class A-4 Notes	0.00	159,750.00	-	1.2500000
Certificates	0.00	0.00	-	-
Total Securities	45,399,070.64	942,489.29

I. COLLECTIONS

Interest:
Interest Collections		3,139,729.00
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,139,729.00

Principal:
Principal Collections		47,086,267.04
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		47,086,267.04

Recoveries of Defaulted Receivables		169,376.73
Servicer Advances		145,261.81

Total Collections		50,540,634.58

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	82,124	1,409,933,084.11
Total Principal Payment		45,399,070.64
	81,044	1,364,534,013.47

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2015

III. DISTRIBUTIONS

Total Collections	50,540,634.58
Reserve Account Draw	0.00
Total Available for Distribution	50,540,634.58

1. Reimbursement of Advance	26,855.43

2. Servicing Fee:
Servicing Fee Due	1,212,804.72
Servicing Fee Paid	1,212,804.72
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	86,122.62

Class A-1 Notes Monthly Interest Paid	86,122.62
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	218,866.67

Class A-2 Notes Monthly Interest Paid	218,866.67
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	477,750.00

Class A-3 Notes Monthly Interest Paid	477,750.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	159,750.00

Class A-4 Notes Monthly Interest Paid	159,750.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	942,489.29
Total Note Monthly Interest Paid	942,489.29
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	48,358,485.14

4. Total Monthly Principal Paid on the Notes	45,399,070.64

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	45,399,070.64
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,959,414.50
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,959,414.50

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,647,951.57
Required Reserve Account Amount	3,649,205.40
Beginning Reserve Account Balance	3,649,205.40
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,649,205.40

Required Reserve Account Amount for Next Period	3,649,205.40

VI. POOL STATISTICS

Weighted Average Coupon	2.69%
Weighted Average Remaining Maturity	51.66

Principal Recoveries of Defaulted Receivables	169,376.73
Principal on Defaulted Receivables	387,660.38
Pool Balance at Beginning of Collection Period	1,455,365,658.57
Net Loss Ratio	0.18%

Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.31%
Net Loss Ratio for Current Collection Period	0.18%
Average Net Loss Ratio	0.16%

Cumulative Net Losses for all Periods	607,664.64

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-A OWNER TRUST
Monthly Servicer's Certificate
for the month of May 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,607,338.03	239
61-90 Days Delinquent	572,113.20	25
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	5,179,451.23	264
61+ Days Delinquencies as Percentage of Receivables	0.04%	0.03%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.03%
Average Delinquency Ratio		0.01%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO